Commitments and Contingencies (Details) - Schedule of future minimum lease payments under operating and capital leases - SoundHound, Inc. [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating Leases [Member]
Commitments and Contingencies (Details) - Schedule of future minimum lease payments under operating and capital leases [Line Items]
2021	$ 4,582	$ 4,384
2022	4,122	4,505
2023	3,621	4,042
2024	3,342	3,541
2025	769	3,322
Total operating leases	16,436	20,563
Less: amount representing interest
Total lease obligations	16,436	20,563
Current portion	(4,582)	(4,384)
Noncurrent portion	11,854	16,179
Capital Leases [Member]
Commitments and Contingencies (Details) - Schedule of future minimum lease payments under operating and capital leases [Line Items]
2021	2,568	3,461
2022	1,168	2,480
2023	92	1,085
2024	57	29
2025
Total capital leases	3,885	7,055
Less: amount representing interest	(302)	(729)
Total lease obligations	3,583	6,326
Current portion	(2,331)	(2,981)
Noncurrent portion	$ 1,252	$ 3,345